Financial risk management - Summary of sensitivity analysis of possible change in the main foreign currencies against the Euro (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Financial risk management
Increase /(decrease) in loss before tax if Euro strengthens by 5%	€ (13,768)	€ (13,188)
Increase /(decrease) in loss before tax if Euro weakens by 5%	13,768	13,188
USD
Financial risk management
Increase /(decrease) in loss before tax if Euro strengthens by 5%	(13,004)	(12,046)
Increase /(decrease) in loss before tax if Euro weakens by 5%	13,004	12,046
CNY
Financial risk management
Increase /(decrease) in loss before tax if Euro strengthens by 5%	(96)	72
Increase /(decrease) in loss before tax if Euro weakens by 5%	96	(72)
HKD
Financial risk management
Increase /(decrease) in loss before tax if Euro strengthens by 5%	112	(256)
Increase /(decrease) in loss before tax if Euro weakens by 5%	(112)	256
GBP
Financial risk management
Increase /(decrease) in loss before tax if Euro strengthens by 5%	44	136
Increase /(decrease) in loss before tax if Euro weakens by 5%	(44)	(136)
JPY
Financial risk management
Increase /(decrease) in loss before tax if Euro strengthens by 5%	(824)	(1,094)
Increase /(decrease) in loss before tax if Euro weakens by 5%	€ 824	€ 1,094